Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2013
Assets And Liabilities Measured At Fair Value On A Recurring Basis

The following tables present the fair-value hierarchy levels of Ricoh’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2012 and 2013.

	Millions of Yen
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	¥35,734	—	—	¥35,734
Foreign equity securities	6,120	—	—	6,120
Foreign corporate bonds	1,779	—	—	1,779
Derivative instruments:
Interest rate swap agreements	—	¥45	—	45
Foreign currency contracts	—	468	—	468
Foreign currency options	—	36	—	36

Total assets	¥43,633	¥549	—	¥44,182

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	¥2,227	—	¥2,227
Foreign currency contracts	—	6,300	—	6,300
Foreign currency options	—	1,056	—	1,056

Total liabilities	—	¥9,583	—	¥9,583

	Millions of Yen
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	¥41,622	—	—	¥41,622
Foreign equity securities	8,745	—	—	8,745
Foreign corporate bonds	1,952	—	—	1,952
Derivative instruments:
Interest rate swap agreements	—	¥835	—	835
Foreign currency contracts	—	531	—	531
Foreign currency options	—	99	—	99

Total assets	¥52,319	¥1,465	—	¥53,784

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	¥2,239	—	¥2,239
Foreign currency contracts	—	20,448	—	20,448
Foreign currency options	—	15	—	15

Total liabilities	—	¥22,702	—	¥22,702